SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 2 (File No. 333-186218)	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. (File No. 811-07355)	☒

(Check appropriate box or boxes)

RIVERSOURCE VARIABLE ACCOUNT 10

(previously IDS LIFE VARIABLE ACCOUNT 10)

(Exact Name of Registrant)

RiverSource Life Insurance Company

(previously IDS Life Insurance Company)

(Name of Depositor)

70100 Ameriprise Financial Center, Minneapolis, MN 55474

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code (612) 671-8056

Timothy D. Crawford, 50605 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on (date) pursuant to paragraph (b) of Rule 485
☒	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The purpose of this Post-Effective Amendment No.2 is to supplement the prospectus for RiverSource RAVA 5 Advantage Variable Annuity/ RAVA 5 Select Variable Annuity/ RAVA 5 Select Variable Annuity.

PART A.

Prospectus for RiverSource RAVA 5 Advantage Variable Annuity/ RAVA 5 Select Variable Annuity/ RAVA 5 Select Variable Annuity dated May 1, 2014 filed electronically with Post-Effective Amendment No. 1 is incorporated by reference to this Post-Effective Amendment No.2.

Prospectus Supplement dated October 31, 2014

Prospectus Form #
Product Name	National	New York
RiverSource® RAVA 5 Advantage Variable Annuity/RAVA 5 Select Variable Annuity/RAVA 5 Access Variable Annuity (offered for contract applications signed on or after April 29, 2013)	S-6594 D (5/14)	S-6595 D (5/14)
RiverSource® RAVA 5 Advantage Variable Annuity/RAVA 5 Select Variable Annuity/RAVA 5 Access Variable Annuity (offered for contract applications signed prior to April 30, 2012)	140463 F (5/14)	140464 F (5/14)

RiverSource® RAVA 5 Advantage Variable Annuity/RAVA 5 Select Variable Annuity/RAVA 5 Access Variable Annuity (offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

	S-6515 D (5/14)	S-6517 D (5/14)

This supplement describes proposed changes to certain variable annuity contracts (the “Contracts”). Please retain this supplement with your prospectus for future reference.

Effective November 17, 2014, the “Making the Most of Your Contract” section of the prospectus is amended by adding the following.

The Income GuideSM Program

Income Guide is an optional service we currently offer without charge. It does not change or otherwise modify any of the other benefits, features, charges, or terms and conditions associated with your annuity contract.

Income Guide is a withdrawal monitoring service. The program establishes what we call a “Prudent Income Amount” which is a withdrawal amount we establish based on your contract value, age, and the other program assumptions described below. Income Guide compares the annual total of the monthly systematic withdrawals you have elected and compares this amount to the current Prudent Income Amount we have calculated to determine your current status in the program. The program allows you to elect to have withdrawal income monitored based on one person (the “Single Option”) or two persons (the “Joint Option”). We refer to each person covered under Income Guide as a participant. Income Guide is most effective when you use it in consultation with your financial advisor.

Income Guide is not a guaranteed income option and it is not backed by our general account. If you need income guaranteed for life or another specified period of time, you should not rely on using Income Guide. For guaranteed income options, consider a guaranteed lifetime withdrawal benefit such as our Secure Source 3 rider, annuitization options, or other annuity contracts that provide guaranteed lifetime income riders or benefits.

As part of the Income Guide program, we provide you with information regarding your annuity income, but neither RiverSource nor your advisor will determine whether to make adjustments to your withdrawal amount or investment allocation. Only you know what changes or adjustments may be right for you based on the information provided and your given needs and circumstances.

Program Availability

Income Guide is only available if the servicing broker-dealer on your contract is Ameriprise Financial Services, Inc. (“AFSI”) which is our affiliate and we only currently offer the contracts through AFSI. We may modify or end the availability of Income Guide at any time in our sole discretion. We will notify you 30 days in advance of any changes to Income Guide or if we end the program. Advance notice will not be given for the events listed below that automatically terminate Income Guide or any changes we decide to make to the Prudent Income Percentages.

Income Guide is not available if your contract has any of the following optional riders.

•	SecureSource 3®;

•	SecureSource 3 NY®;

•	SecureSource Stages 2®;

•	SecureSource Stages NY®; or

•	Accumulation Protector Benefit.

In addition, in order to enroll in Income Guide, the following eligibility requirements must be met.

(1)	One of the Income Guide participants must be an owner or annuitant under the contract.

(2)	Your contract cannot be a beneficially owned IRA.

(3)	You cannot be withdrawing systematically equal periodic payments as defined in the Internal Revenue Code.

(4)	You must have a single active systematic withdrawal program established, or applied and set to begin within 12 months of enrollment, elected on a gross basis and with a frequency of withdrawal set at monthly.

(5)	Your contract cannot have any active or deemed loans on it.

(6)	Your contract must have an Amerprise advisor registered with AFSI assigned as the agent of record on your contract.

(7)	All participants covered by the program must be at least age 50 and no older than age 85.

These eligibility requirements apply to any post-enrollment changes you may elect to make, such as changing or adding participants.

Income Guide will terminate automatically under any of the following circumstances.

(1)	You modify your systematic withdrawal program to a frequency other than monthly or you have more than one systematic withdrawal program in effect.

(2)	You take a loan on the contract.

(3)	On any contract anniversary where one of the participants attained the maximum age of 95 in the preceding contract year.

(4)	The death benefit under the contract becomes payable.

(5)	You elect a systematic withdrawal program to take substantially equal periodic payments as defined in the Internal Revenue Code.

(6)	AFSI is no longer the servicing broker-dealer on your contract.

(7)	Your contract terminates for any reason, including full surrender, the contract value reaches zero, or the full contract value is annuitized.

Enrolling in the Income Guide Program

You may elect to enroll in the Income Guide program at any time as long as we continue to offer it and you meet the eligibility requirements of participation. At the time of your enrollment, you will be required to complete an Income Guide Enrollment Form or answer questions and acknowledge your understanding of the program if we permit enrollment via telephone. In connection with enrollment, you will be asked whether you want the Single Option or Joint Option. You also will be required to provide the birthdate and sex of each participant covered under Income Guide. Your answers to questions when enrolling will be used in calculating the Prudent Income Amount.

If you are funding your contract through multiple sources that would involve making more than one initial purchase payment, you should consider waiting to enroll in Income Guide until your contract is fully funded. A large purchase payment not taken into account will result in a lower initial Prudent Income Amount being calculated. If your systematic withdrawal amount is based on all intended payments, then the amount you are withdrawing will be higher than the Prudent Income Amount that is calculated before we receive all intended purchase payments which may affect your Income Guide status.

After enrolling, we will permit you to modify the selected option (Single Option or Joint Option) or to change the participants. Any changes are subject to the conditions stated in the Program Availability section above.

The Prudent Income Amount

When you elect to participate in Income Guide, we calculate the Prudent Income Amount daily using the following factors:

(1)	the age of the participant, (the age of the younger participant under the Joint Option);

(2)	the contract value;

(3)	Prudent Income Percentages, (assumptions used to create those percentages described below.)

We may modify these factors used in calculating the Prudent Income Amount at any time and in our sole discretion.

The Prudent Income Percentages are derived from a series of random simulations based on the following assumptions:

•	an investment allocation of 50% in equities and 50% in bonds;

•	expected returns of 9.0% on the equity allocation and 4.0% on the bond allocation that grades upward to 6.0% over a ten year period;

•	portfolio volatility of 9.0%;

•	investment return assumptions are net of any underlying fund fees;

•	a 1.0% average annual mortality and expense risk fee being assessed; and

•	taking level withdrawals each month.

All of these return assumptions are net of any fees other than the mortality and expense risk fee assumption included above.

The assumptions are utilized to run a series of random simulations. These simulations result in a Prudent Income Amount that is the amount of annual income projected to provide a 90% or greater probability of your contract value lasting to age 95 (age 100 for joint), or for 8 years, whichever is longer. We then divide the Prudent Income Amount by the initial contract value assumed in the simulation in order to determine the Prudent Income Percentages.

The Prudent Income Percentages change over time based on age. The table below shows the current Prudent Income Percentages utilized. In the case of the Joint Option, the youngest participant’s age is used to determine the Prudent Income Percentages.

PRUDENT INCOME PERCENTAGES

Participant Age	Single Option	Joint Option	Participant Age	Single Option	Joint Option	Participant Age	Single Option	Joint Option
50	3.0%	2.5%	66	4.6%	4.1%	81	6.3%	5.8%
51	3.1%	2.6%	67	4.7%	4.2%	82	6.6%	6.1%
52	3.2%	2.7%	68	4.8%	4.3%	83	6.9%	6.4%
53	3.3%	2.8%	69	4.9%	4.4%	84	7.2%	6.7%
54	3.4%	2.9%	70	5.0%	4.5%	85	7.5%	7.0%
55	3.5%	3.0%	71	5.1%	4.6%	86	8.0%	7.5%
56	3.6%	3.1%	72	5.2%	4.7%	87	8.5%	8.0%
57	3.7%	3.2%	73	5.3%	4.8%	88	9.0%	8.5%
58	3.8%	3.3%	74	5.4%	4.9%	89	9.5%	9.0%
59	3.9%	3.4%	75	5.5%	5.0%	90	10.0%	9.5%
60	4.0%	3.5%	76	5.6%	5.1%	91	10.5%	10.0%
61	4.1%	3.6%	77	5.7%	5.2%	92	11.0%	10.5%
62	4.2%	3.7%	78	5.8%	5.3%	93	11.5%	11.0%
63	4.3%	3.8%	79	5.9%	5.4%	94	12.0%	11.5%
64	4.4%	3.9%	80	6.0%	5.5%	95	12.5%	12.0%
65	4.5%	4.0%

The Prudent Income Percentage is multiplied by the contract value to determine the current Prudent Income Amount. The Prudent Income Amount will change over time due to changes in the contract value and the age of the participants covered under the program over time.

Refer to “Example of a Prudent Income Amount Calculation” below to see how the Prudent Income Percentage is used to create a Prudent Income Amount.

The Prudent Income Amount is designed to provide a “partial drawdown” of your annuity contract value over time. This means the Prudent Income Amount is not designed to attempt to preserve the level of your contract value prior to enrollment. Following the monitoring program, including making adjustments to your rate of withdrawal to match the current Prudent Income Amount over the life of the program, will increase the likelihood that your contract value will not be exhausted prior to the end of the program.

The assumptions used in determining values under Income Guide including investment and performance, are not tied in any way to your allocation of contract value and its performance. Your actual contract results can vary significantly from the performance we assumed in calculating the Prudent Income Amount.

The following factors related to your contract experience could impact your Income Guide status and the actual sustainability of you withdrawing the Prudent Income Amount:

(1)	the fees, returns and volatility of the underlying funds you have elected;

(2)	the specific fees of your contract;

(3)	additional purchase payments to the contract;

(4)	withdrawals in addition to the monthly systematic withdrawal;

(5)	partial annuitizations; or

(6)	your actual life expectancy or retirement horizon.

The Prudent Income Amount is not a guarantee of present or future income and is not intended, nor should it be construed as, any form of investment advice.

If your contract is funding an employer sponsored plan such as a retirement plan established under Section 403(b) or 401(a) of the Code, your ability to begin a systematic withdrawal or to change one may be subject to plan sponsor approval. To determine whether there are any plan based restrictions on Income Guide, contact your plan sponsor.

Example of a Prudent Income Amount Calculation

Below is an example of how Income Guide calculates the Prudent Income Amount and assigns the status of the sustainability of your withdrawals.

At the time of enrollment, assume the following:

(1)	you have elected the Single Option;

(2)	you are age 65;

(3)	your monthly systematic withdrawal amount is $350.00 ($4,200.00 annually); and

(4)	your contract value is $100,000.00.

Using these assumptions when you enroll, to calculate the Prudent Income Amount, the contract value is multiplied by the Prudent Income Percentage, which is 4.5%.

$100,000.00 × 4.5% = $4,500.00

In this case, the Prudent Income Amount is about 7.1% above your annual withdrawal amount. This results in being assigned a status of “On Track.”

Let’s assume six months after enrollment, you are still age 65 and your contract value is now $95,000. When you multiply the current contract value by the Prudent Income Percentage you get the following Prudent Income Amount.

$95,000.00 × 4.5% = $4,275.00

In this case, the Prudent Income Amount is about 1.8% above your annual withdrawal amount. This results in being assigned a status of “On Track.”

Let’s assume one year after enrollment, you are now age 66 and your contract value is now $82,000. When you multiply the current contract value by the Prudent Income Percentage you get the following Prudent Income Amount.

$82,000.00 × 4.6% = $3,772.00

In this case, the Prudent Income Amount is about 10.2% below your annual withdrawal amount. This results in being assigned a status of “Caution.”

Withdrawal Monitoring and Reporting

Income Guide is designed to assist you and your financial advisor in managing the withdrawal of money out of your annuity contract to provide income. To aid in managing your withdrawals, we currently provide periodic reports to you and your financial advisor. This includes a detailed annual report and a brief summary on the consolidated statements you receive from AFSI. These reports include an Income Guide status based on the Prudent Income Amount calculated on the date we produce the report. The reporting and the status are designed to provide you information regarding the sustainability of your current withdrawal amount by comparing it to the current Prudent Income Amount. We reserve the right to modify the reporting we provide under the program at any time and in our sole discretion.

For purposes of Income Guide and the statuses we provide as part of withdrawal monitoring and reporting, when we describe a withdrawal amount as “sustainable” it means the Prudent Income Amount is in a range from 10% less than up to 25% more than your elected annual withdrawal amount. In contrast, we may describe a withdrawal amount as “not sustainable” or “unsustainable” if the Prudent Income Amount is more than 20% below your elected annual withdrawal amount.

The following Income Guide statuses are used in our periodic reporting.

Income Guide Status	What the Status Means[1]
Attention Needed	Based on your current contract value and current withdrawals, Income Guide projects the current withdrawals will not be sustainable.

Caution	Based on your current contract value and current withdrawals, Income Guide projects that current withdrawals are near a point where they may not be sustainable.

On Track	Based on your current contract value and current withdrawals, Income Guide projects that current withdrawals are sustainable.

More Available	Based on your current contract value and current withdrawals, Income Guide projects that current withdrawals are sustainable to a point where you may consider additional options for utilizing your contract value.

These statuses are not designed to be, nor should they be construed as, investment advice. They are based on a comparison of your current annual withdrawal amount versus the current Prudent Income Amount. The statuses help you track how close your income level is to the Prudent Income Amount. In addition to your current status, you may also want to consider how long you have remained in a particular status, especially in cases where your status has remained “More Available” or “Attention Needed” for an extended period of time. In the end, your unique financial situation and the advice of your financial advisor should be utilized in assessing your Income Guide status and your utilization of the program as a whole.

[1]	Each status is determined based on your current Prudent Income Amount versus your current annual withdrawal amount. Attention Needed status occurs when the Prudent Income Amount is more than 20% below your current annual withdrawal amount. Caution applies where the Prudent Income Amount is from 20% below up to 10% below the annual withdrawal amount. On Track applies where the Prudent Income Amount is from 10% below up to 25% above the annual withdrawal amount. More Available applies when the Prudent Income Amount is 25% or more above the annual withdrawal amount.

If you completely suspend your withdrawals, we will no longer report a status. This, however, does not mean that subsequently restarting withdrawals will result in a sustainable rate of withdrawal. When you restart your withdrawals, a current Prudent Income Amount will be compared to your current withdrawal amount to determine a current status.

Income Guide does not take into account your unique financial situation, including the allocation of your contract value to equities or bonds and how it has, or will, perform. In deciding whether to modify withdrawals or taking any other action with respect to your contract based on the status we report, you should consult your financial advisor.

Potential Benefits of the Income Guide Program

Income Guide can aid you in creating a non-guaranteed stream of income through systematic withdrawals. In contrast to guaranteed options like annuitization or the use of a living benefit rider, this is done without the added expense or loss of liquidity these forms of guaranteed income generation can create. This means Income Guide can be a flexible and less expensive way to manage income over time.

In cases where your Income Guide status becomes “More Available” there may be opportunities to lock-in guaranteed income through partial annuitization, increase your withdrawal rate, or use a portion of your contract value for other purposes. In consultation with your financial advisor, you can determine whether one or more of these options are right for you.

Potential Risks of the Income Guide Program

Income Guide, including the Prudent Income Amount, is not a guarantee of income. If your annuity contract value is depleted your contract and any benefits associated with it, including Income Guide, will end without value.

In instances where your contract enters the “Attention Needed” status, even if you take steps to address the status such as lowering withdrawals from your contract, it is possible depending on continued performance of your contract that you could remain in or re-enter the status for an extended period of time. If you do not adjust your withdrawals when you are in the Attention Needed status, it could substantially increase the likelihood your contact value will be depleted, especially if you remain in this status for an extended period of time without making any adjustments.

Income Guide does not provide any additional waiver of any applicable surrender charge. This means in cases where your contract is subject to a surrender charge, any amounts withdrawn in excess of the free amount will be assessed a surrender charge, including any instance where you are withdrawing the Prudent Income Amount. For additional information on surrender charges, refer to the “Surrender Charge” subsection of the “Charges” section of this prospectus.

If your contract is issued on a qualified basis, you are subject to certain required minimum distribution rules for federal tax purposes. These rules may require you to take withdrawals out of your annuity that exceed the Prudent Income Amount. If this occurs, taking the required withdrawals may increase the likelihood that you will deplete your annuity contract over time.

If your relationship with your advisor ends, you will no longer receive assistance using the Income Guide service, thereby decreasing its overall effectiveness in managing your income. If your contract continues to be serviced by AFSI, but you have ended your relationship with the financial advisor with whom you set up Income Guide, Income Guide will continue, and you should request AFSI assign you another advisor to assist you with maximizing the effectiveness of Income Guide. We cannot guarantee that AFSI will assign you an advisor that will assist you with Income Guide.

If you rely on Income Guide for managing your income needs and the service terminates, either because we choose to no longer offer it or a circumstance arises where automatic termination occurs, you may be in a position where you cannot find a means to manage or monitor your income going forward. Remember, in any instance where AFSI is no longer the servicing broker-dealer of record for your contract, Income Guide will automatically terminate.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

S-6594-5 A (10/14)

PART B.

The combined Statement of Additional Information and Financial Statements for RiverSource Variable Account 10 dated May 1, 2014 filed electronically as Part B to Post-Effective Amendment No. 5 to Registration Statement No.333-179398 on or about April 23, 2014, is incorporated by reference to this Post-Effective Amendment No.2.

PART C.

Item 24.	Financial Statements and Exhibits

(a) Financial statements included in Part B of this Registration Statement:

[to be filed by Amendment]

(b) Exhibits:

1.1	Resolution of the Board of Directors of IDS Life Insurance Company establishing the IDS Life Variable Account 10 dated August 23, 1995, filed electronically as Exhibit 1 to Registrant’s Initial Registration Statement No. 33-62407 is incorporated herein by reference.

1.2	Resolution of the Board of Directors of IDS Life Insurance Company establishing 105 additional subaccounts within the separate account, filed electronically as Exhibit 1.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999, is incorporated herein by reference.

1.3	Resolution of the Board of Directors of IDS life Insurance Company establishing 25 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant’s Post-Effective Amendment No. 2 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.4	Resolution of the Board of Directors of IDS Life Insurance Company establishing 12 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant’s Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.5	Resolution of the Board of Directors of IDS Life Insurance Company establishing 69 additional subaccounts within the separate account, filed electronically as Exhibit 1.5 to Registrant’s Post-Effective Amendment No. 6 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.6	Resolution of the Board of Directors of IDS Life Insurance Company establishing 112 additional subaccounts within the separate account, dated Feb. 11, 2002, filed electronically as Exhibit 1.6 to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.7	Resolution of the Board of Directors of IDS Life Insurance Company establishing 3 additional subaccounts within the separate account, dated Feb. 28, 2002, filed electronically as Exhibit 1.7 to Registrant’s Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.8	Resolution of the Board of Directors of IDS Life Insurance Company establishing 8 additional subaccounts within the separate account, dated

January 6, 2004, filed electronically as Exhibit 1.8 to Registrant’s Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

1.9	Resolution of the Board of Directors of IDS Life Insurance Company establishing 6 additional subaccounts within the separate account, dated August 12, 2004 filed electronically as Exhibit 1.9 to Post-Effective Amendment No. 32 to Registration Statement No. 333-79311 is incorporated by reference.

1.10	Resolution of the Board of Directors of IDS Life Insurance Company establishing an additional subaccount within the separate account, dated April 27, 2005 filed electronically as Exhibit 1.10 to Post-Effective Amendment No. 32 to Registration Statement No. 333-79311 is incorporated by reference.

1.11	Resolution of the Board of Directors establishing 18 additional subaccounts within the separate accounts dated April 12, 2006 filed electronically as Exhibit 1.11 to Registrant’s Post-Effective Amendment No. 39 to Registration Statement No. 333-79311 is incorporated by reference.

1.12	Unanimous Written Consent of the Board of Directors In Lieu of a Meeting for IDS Life Insurance Company, adopted December 8, 2006 for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

1.13	Resolution of the Board of Directors establishing 988 additional subaccounts within the separate accounts dated April 6, 2011 filed electronically as Exhibit 1.13 to Post-Effective Amendment No 64 to Registration Statement No. 333-79311 is incorporated by reference.

1.14	Resolution of the Board of Directors of RiverSource Life Insurance Company establishing 399 additional subaccounts within the separate accounts dated April 6, 2012 filed electronically as Exhibit 1.14 to Post-Effective Amendment No. 66 to Registration Statement No. 333-79311 is incorporated by reference.

1.15	Resolution of the Board of Directors establishing 560_additional subaccounts within the separate accounts dated April 12, 2013 filed electronically as Exhibit 1.16 to Registrant’s Post-Effective Amendment No 4 to Registration Statement No. 333-179398, filed on or about April 22, 2013 is incorporated herein by reference.

2.	Not applicable.

3.	Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.1	Form of Deferred Annuity Contract for RiverSource RAVA 5 Advantage Variable annuity(form 411380) and data pages filed electronically as Exhibit 4.1 to the Initial Registration Statement on Form N-4 No. 333-186218, filed on or about Jan.25, 2013 is incorporated herein by reference.

4.2	Form of Deferred Annuity Contract for RiverSource RAVA 5 Select Variable annuity(form 411381) and data pages filed electronically as Exhibit 4.2 to the Initial Registration Statement on Form N-4 No. 333-186218, filed on or about Jan.25, 2013 is incorporated herein by reference.

4.3	Form of Deferred Annuity Contract for RiverSource RAVA 5 Access Variable annuity(form 411382) and data pages filed electronically as Exhibit 4.3 to the Initial Registration Statement on Form N-4 No. 333-186218, filed on or about Jan.25, 2013 is incorporated herein by reference.

4.4	Form of Deferred Annuity Contract for IRA contracts (form 31045-IRA) filed electronically as Exhibit 4.3 to Registrant’s Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.5	Form of Deferred Annuity Contract for IRA contracts (form 31048-IRA) filed electronically as Exhibit 4.6 to Registrant’s Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.6	Form of TSA Endorsement (form 31049), filed electronically as Exhibit 4.7 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

4.7	Form of Traditional IRA or SEP-IRA Annuity Endorsement (form 131061) filed electronically as Exhibit 4.11 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.8	Form of Roth IRA Annuity Endorsement (form 131062) filed electronically as Exhibit 4.12 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.9	Form of SIMPLE IRA Annuity Endorsement (form 131063) filed electronically as Exhibit 4.13 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.10	Form of TSA Endorsement (form 131068), filed electronically as Exhibit 4.17 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.11	Form of 401 (a) Annuity Endorsement (form 131069), filed electronically as Exhibit 4.23 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.12	Copy of Company name change endorsement (form 131115) for RiverSource Life Insurance Company, filed electronically as Exhibit 4.32 to Registrant’s Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 filed on or about Jan. 2, 2007, is incorporated by reference.

4.13	Form of Guarantee Period Accounts Endorsement (form 411272) filed electronically as Exhibit 4.56 to RiverSource Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.14	Form of Maximum Anniversary Value Death Benefit Rider (form 411278) filed electronically as Exhibit 4.57 to Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.15	Form of 5-Year Maximum Anniversary Value Death Benefit Rider filed electronically as Exhibit 4.41 to Registrant’s Post-Effective Amendment No. 61 to Registration Statement No. 333-79311 is incorporated herein by reference.

4.16	Form of 5% Accumulation Death Benefit Rider (form 411279) filed electronically as Exhibit 4.58 to RiverSource Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.17	Form of Enhanced Death Benefit Rider (form 411280) filed electronically as Exhibit 4.59 to RiverSource Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.18	Form of Return of Purchase Payment Death Benefit Rider (form 411277) filed electronically as Exhibit 4.60 to RiverSource Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.19	Form of Benefit Protector(SM) Death Benefit Rider (form 411281) filed electronically as Exhibit 4.61 to RiverSource Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.20	Form of Benefit Protector(SM) Plus Death Benefit Rider (form 411282) filed electronically as Exhibit 4.62 to RiverSource Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.21	Form of Guaranteed Minimum Accumulation Benefit Rider (form 411385) and data page filed electronically as Exhibit 4.21 to the Initial Registration Statement on Form N-4 No. 333-186218, filed on or about Jan.25, 2013 is incorporated herein by reference.

4.22	Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource 3 Rider and data page filed electronically as Exhibit 4.27 to Registrant’s Pre-Effective Amendment No.1 to Registration Statement No. 333-179398, filed on or about April 20, 2012, is incorporated by reference.

4.23	Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource 3 Rider and data page filed electronically as Exhibit 4.27 to Registrant’s Pre-Effective Amendment No.4.28 to Registration Statement No. 333-179398, filed on or about April 20, 2012, is incorporated by reference.

5.	Form of Variable Annuity Application (form 31063), filed electronically as Exhibit 5 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

6.1	Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Registrant’s Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2	Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated by reference.

6.3	Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated by reference.

7.	Not applicable.

8.1	Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Enterprise Life Insurance Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h) (20) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777is incorporated herein by reference.

8.2	Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.3	Copy of Fund Participation Agreement dated May 1, 2006 among American Enterprise Life Insurance Company, IDS Life Insurance Company, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 27(h) (22) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.4	Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.16 to RiverSource of New York Variable Annuity Account 2’s Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

8.5	Copy of Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.), dated August 1, 2005 filed electronically as Exhibit 8.7 to Registrant’s Post-Effective Amendment No. 39 to Registration Statement No. 333-79311 is incorporated by reference.

8.6	Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and Janus Aspen Series filed electronically as Exhibit 27(h)(12) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.7	Copy of Participation Agreement Among MFS Variable Insurance Trust, American Enterprise Life Insurance Company, IDS Life Insurance Company and Massachusetts Financial Services Company, dated June 9, 2006, filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

8.8	Copy of Fund Participation Agreement dated March 2, 2006, by and between Neuberger Berman Advisers Management Trust, Neuberger Berman Management, Inc. and IDS Life Insurance Company filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.9	Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Company filed electronically as Exhibit 8.4 to RiverSource Variable Annuity Account Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated by reference herein.

8.10	Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.19 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.11	Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.23 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.12	Copy of Fund Participation Agreement dated April 2, 2007, RiverSource Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.11 to RiverSource Variable Annuity Account Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated by reference herein.

8.13	Copy of Participation Agreement by and among Wells Fargo Variable Trust and RiverSource Life Insurance Company and Wells Fargo Funds Distributors, LLC dated Jan. 1, 2007, filed electronically as Exhibit 8.29 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

8.14	Copy of Fund Participation Agreement dated April 26, 2012 by and among RiverSource Life Insurance Company, BlackRock Variable Series Funds, Inc. and BlackRock Investments filed electronically as Exhibit 8.3 to RiverSource Variable Account 10’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179398 is incorporated herein by reference.

8.15	Copy of Fund Participation Agreement dated April 26, 2012 by and among RiverSource Life Insurance Company, RiverSource Distributors, Inc., DWS Variable Series I, DWS Variable Series II, DWS Investments VIT Funds DWS Investment Distributors, Inc. and Deutsche Investment Management Americas Inc. filed electronically as Exhibit 8.5 to RiverSource Variable Account 10’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179398 is incorporated herein by reference.

8.16	Copy of Fund Participation Agreement dated April 30, 2013, by and among ALPS Variable Investment Trust, ALPS Portfolio Solutions Distributor, Inc., and RiverSource Life Insurance Company filed electronically as Exhibit 8.16 to Registrant’s Post-Effective Amendment No.4 to Registration Statement No.333-179398, filed on or about April 22, 2013 is incorporated herein by reference.

8.17	Copy of Fund Participation Agreement dated April 29, 2013, by and among Van Eck VIP Trust, Van Eck Securities Corporation, and RiverSource Life Insurance Company filed electronically as Exhibit 8.17 to Registrant’s Post-Effective Amendment No.4 to Registration Statement No.333-179398, filed on or about April 22, 2013 is incorporated herein by reference.

8.18	Copy of Fund Participation Agreement dated April 29, 2013, by and among Ivy Funds Variable Insurance Portfolios, Waddell & Reed, Inc., and RiverSource Life Insurance Company filed electronically as Exhibit 8.18 to Registrant’s Post-Effective Amendment No.4 to Registration Statement No.333-179398, filed on or about April 22, 2013 is incorporated herein by reference.

9.	Opinion of counsel and consent to its use as the legality of the securities being registered is filed electronically herewith.

10.	Consent of Independent Registered Public Accounting Firm will be filed by amendment.

11.	None

12.	Not applicable.

13.	Power of Attorney to sign Amendment to this Registration Statement, dated Aug. 2, 2013 filed electronically as Exhibit 13 to RiverSource Variable Annuity Account’s Post-Effective Amendment No.24 to Registration Statement No. 333-139759 filed on or about Aug.16, 2013, is incorporated herein by reference.

14.	Not applicable.

Item 25.

Directors and Officers of the Depositor RiverSource Life Insurance Company

Name	Principal Business Address*	Position and Offices With Depositor
John R. Woerner		Chairman of the Board and President

Gumer C. Alvero		Director and Executive Vice President – Annuities

Richard N. Bush		Senior Vice President – Corporate Tax

Steve M. Gathje		Director, Senior Vice President And Chief Actuary

James L. Hamalainen		Senior Vice President – Investments and Treasurer

Colin J. Lundgren		Director

Brian J. McGrane		Director, Executive Vice President and Chief Financial Officer

Thomas R. Moore		Secretary

Bridget M. Sperl		Director and Executive Vice President – Service Delivery

Jon Stenberg		Director and Executive Vice President – Life & Disability Insurance

*	The business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant.

SUBSIDIARIES AND AFFILIATES OF AMERIPRISE FINANCIAL, INC.

Parent Company	Incorp State
Ameriprise Financial, Inc.	DE

Subsidiary Name	Incorp State
Ameriprise Advisor Capital, LLC	DE
Ameriprise National Trust Bank	Federal
Ameriprise Capital Trust I	DE
Ameriprise Capital Trust II	DE
Ameriprise Capital Trust III	DE
Ameriprise Capital Trust IV	DE
Ameriprise Captive Insurance Company	VT
Ameriprise Certificate Company	DE
Investors Syndicate Development Corporation	NV
Ameriprise Holdings, Inc.	DE
201 Eleventh Street South, LLC	MN
Ameriprise India Private Limited	India
Ameriprise India Insurance Brokers Services Private Limited*	India
Ameriprise Trust Company	MN
AMPF Holding Corporation	MI
American Enterprise Investment Services Inc.**	MN
Ameriprise Financial Services, Inc.**	DE
AMPF Property Corporation	MI
AMPF Realty Corporation	MI
Columbia Management Investment Advisers, LLC	MN
Advisory Capital Strategies Group Inc.	MN
Columbia Wanger Asset Management, LLC	DE
GA Legacy, LLC	DE
J.& W. Seligman & Co. Incorporated	DE
Columbia Management Investment Distributors, Inc.**	NY
Columbia Research Partners LLC	DE
Seligman Focus Partners LLC	DE
Seligman Global Technology Partners LLC	DE
Seligman Health Partners LLC	DE
Seligman Health Plus Partners LLC	DE
Seligman Partners LLC	DE
RiverSource CDO Seed Investment, LLC	MN
WAM Acquisition GP, Inc.	DE
Columbia Management Investment Services Corp.	MN
IDS Property Casualty Insurance Company	WI
Ameriprise Auto & Home Insurance Agency, Inc.	WI
Ameriprise Insurance Company	WI
RiverSource Distributors, Inc.**	DE
RiverSource Life Insurance Company	MN
RiverSource Life Insurance Co. of New York	NY
RiverSource NY REO, LLC	NY
RiverSource REO 1, LLC	MN
RiverSource Tax Advantaged Investments, Inc.	DE
AEXP Affordable Housing Porfolio LLC	DE
Threadneedle Asset Management Holdings Sarl	Luxembourg
(Threadneedle subsidiary list is not included.)

*	This entity has three shareholders: Ameriprise Financial, Inc. (19%), Ameriprise India Private Limited (7%), and personally owned by T.D. Chandrasekhar (74%) as required by India law.
**	Registered Broker-Dealer

Item 27.	Number of Contract owners

As of July 31, 2014 there were 197,142 non-qualified contract owners and 466,136 qualified contract owners.

Item 28.	Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an “Enterprise”), and including appeals therein (any such action or process being hereinafter referred to as a “Proceeding”), by reason of the fact that such person, such person’s testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney’s fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person’s acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters.

(a) RiverSource Distributors Inc. acts as principal underwriter for:

RiverSource Distributors Inc. acts as principal underwriter for:

RiverSource Variable Annuity Account 1

RiverSource Variable Annuity Account

RiverSource Account F

RiverSource Variable Annuity Fund A

RiverSource Variable Annuity Fund B

RiverSource Variable Account 10

RiverSource Account SBS

RiverSource MVA Account

RiverSource Account MGA

RiverSource Account for Smith Barney

RiverSource Variable Life Separate Account

RiverSource Variable Life Account

RiverSource of New York Variable Annuity Account 1

RiverSource of New York Variable Annuity Account 2

RiverSource of New York Account 4

RiverSource of New York Account 7

RiverSource of New York Account 8

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal Business Address*	Positions and Offices with Underwriter
Lynn Abbott	President

Gumer C. Alvero	Vice President

James L. Hamalainen	Treasurer

Thomas R. Moore	Secretary

Mark D. Scalercio	Vice President

Jon Stenberg	Director and Vice President

David K. Stewart	Chief Financial Officer

John R. Woerner	Chairman of the Board and Chief Executive Officer

*	Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN 55474

(c)	RiverSource Distributors Inc., the principal underwriter during Registrant’s last fiscal year, was paid the following commissions:

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
RiverSource Distributors, Inc.	$408,527,238	None	None	None

Item 30.	Location of Accounts and Records

RiverSource Life Insurance Company

70100 Ameriprise Financial Center

Minneapolis, MN 55474

Item 31.	Management Services

Not applicable.

Item 32.	Undertakings

(a)	Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)	Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)	Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28, 1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e)	The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant has caused this Amendment to its Registration Statement to be signed on its behalf in the City of Minneapolis, and State of Minnesota, on this 26th day of August, 2014.

RIVERSOURCE VARIABLE ACCOUNT 10
(Registrant)

By	RiverSource Life Insurance Company
(Depositor)

By	/s/ John R. Woerner*
John R. Woerner
Chairman of the Board and President

As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 26th day of August, 2014.

Signature	Title

/s/ Gumer C. Alvero*	Director and Executive Vice President – Annuities
Gumer C. Alvero

/s/ Richard N. Bush*	Senior Vice President – Corporate Tax
Richard N. Bush

/s/ Steve M. Gathje*	Director, Senior Vice President and Chief Actuary
Steve M. Gathje

/s/ James L. Hamalainen*	Director, Senior Vice President – Investments
James L. Hamalainen

/s/ Brian J. McGrane*	Director, Executive Vice President and Chief Financial Officer
Brian J. McGrane

/s/ Bridget M. Sperl*	Director and Executive Vice President Client Services
Bridget M. Sperl

/s/ Jon Stenberg*	Director and Executive Vice President - Life and Disability Insurance
Jon Stenberg

/s/ William F. Truscott*	Director
William F. Truscott

/s/ John R. Woerner*	Chairman of the Board and President
John R. Woerner

*	Signed pursuant Power of Attorney to sign Amendment to this Registration Statement, dated Aug. 2, 2013 filed electronically as Exhibit 13 to RiverSource Variable Annuity Account’s Post-Effective Amendment No.24 to Registration Statement No. 333-139759 filed on or about Aug.16, 2013, is incorporated herein by reference, by:

/s/ Timothy D. Crawford
Timothy D. Crawford

Assistant General Counsel and

Assistant Secretary

CONTENTS OF POST-EFFECTIVE AMENDMENT NO.2 TO REGISTRATION STATEMENT No. 333-1186218

This Post-Effective Amendment to Registration Statement Amendment is comprised of the following papers and documents:

The Cover Page.

PART A.

The combined prospectus for RiverSource RAVA 5 Advantage Variable Annuity/ RAVA 5 Select Variable Annuity/ RAVA 5 Access Variable Annuity dated May 1, 2014 filed electronically with Post-Effective Amendment No.1 is incorporated by reference to this Post-Effective Amendment No.2.

Supplement

PART B.

The combined Statement of Additional Information and Financial Statements for RiverSource Variable Account 10 dated May 1, 2014 filed electronically as Part B to Post-Effective Amendment No. 5 to Registration Statement No.333-179398 on or about April 23, 2014, is incorporated by reference to this Post-Effective Amendment No.2.

Part C.

Other Information.

The signatures.

Exhibits.

Exhibit Index

9.	Opinion of counsel and consent to its use as to the legality of the securities being registered